Summary of Movement in Provisions for Unpaid Claims (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure Of Movement In Provisions For Unpaid Claims [line items]
Balance as at beginning of year	$ 4,896	$ 4,699
Claims costs for current accident year	2,529	2,646
Prior accident years claims development (favourable) unfavourable	(341)	(349)
Discount rate	(83)	123
Provision for adverse deviation	(2)	21
Claims and related expenses	2,103	2,441
Current accident year	(1,052)	(1,167)
Prior accident years	(1,068)	(1,077)
Cash paid for claims	(2,120)	(2,244)
Balance as at end of year	4,879	4,896
Gross amount arising from insurance contracts [member]
Disclosure Of Movement In Provisions For Unpaid Claims [line items]
Balance as at beginning of year	5,142	4,840
Claims costs for current accident year	2,629	2,948
Prior accident years claims development (favourable) unfavourable	(354)	(354)
Discount rate	(84)	123
Provision for adverse deviation	(3)	25
Claims and related expenses	2,188	2,742
Current accident year	(1,085)	(1,346)
Prior accident years	(1,136)	(1,084)
Cash paid for claims	(2,221)	(2,430)
Increase (decrease) in reinsurance/other recoverables	(13)	(10)
Balance as at end of year	5,096	5,142
Reinsurance/ other recoverable [member]
Disclosure Of Movement In Provisions For Unpaid Claims [line items]
Balance as at beginning of year	246	141
Claims costs for current accident year	100	302
Prior accident years claims development (favourable) unfavourable	(13)	(5)
Discount rate	(1)
Provision for adverse deviation	(1)	4
Claims and related expenses	85	301
Current accident year	(33)	(179)
Prior accident years	(68)	(7)
Cash paid for claims	(101)	(186)
Increase (decrease) in reinsurance/other recoverables	(13)	(10)
Balance as at end of year	$ 217	$ 246